Current and long-term debt - Schedule of debt rollforward by facility (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Drawdowns	$ 391,482	$ 122,637
Repayments	(260,950)	$ (507,764)
Non-Current	569,327		$ 264,106
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	1,948,592
Drawdowns	391,482
Repayments	(513,954)
Other Activity	4,595
Carrying Value as of June 30, 2023	1,830,715
Current	380,252
Non-Current	1,450,463
Gross carrying amount | Hamburg Commercial Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	33,732
Drawdowns	0
Repayments	(1,646)
Other Activity	0
Carrying Value as of June 30, 2023	32,086
Current	3,292
Non-Current	28,794
Gross carrying amount | Prudential Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	39,286
Drawdowns	0
Repayments	(2,773)
Other Activity	0
Carrying Value as of June 30, 2023	36,513
Current	5,546
Non-Current	30,967
Gross carrying amount | 2019 DNB / GIEK Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	38,338
Drawdowns	0
Repayments	(3,557)
Other Activity	0
Carrying Value as of June 30, 2023	34,781
Current	7,113
Non-Current	27,668
Gross carrying amount | BNPP Sinosure Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	80,576
Drawdowns	0
Repayments	(5,455)
Other Activity	0
Carrying Value as of June 30, 2023	75,121
Current	10,908
Non-Current	64,213
Gross carrying amount | 2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	37,765
Drawdowns	0
Repayments	(2,567)
Other Activity	0
Carrying Value as of June 30, 2023	35,198
Current	5,133
Non-Current	30,065
Gross carrying amount | 2023 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	0
Drawdowns	225,000
Repayments	(8,475)
Other Activity	0
Carrying Value as of June 30, 2023	216,525
Current	33,900
Non-Current	182,625
Gross carrying amount | 2023 $49.1 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	0
Drawdowns	49,088
Repayments	(1,154)
Other Activity	0
Carrying Value as of June 30, 2023	47,934
Current	4,616
Non-Current	43,318
Gross carrying amount | 2023 $117.4 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	0
Drawdowns	117,394
Repayments	0
Other Activity	0
Carrying Value as of June 30, 2023	117,394
Current	17,008
Non-Current	100,386
Gross carrying amount | Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	114,273
Drawdowns	0
Repayments	(59,965)
Other Activity	394
Carrying Value as of June 30, 2023	54,702
Current	30,947
Non-Current	23,755
Gross carrying amount | BCFL Lease Financing (LR2s)
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	67,058
Drawdowns	0
Repayments	(5,473)
Other Activity	215
Carrying Value as of June 30, 2023	61,800
Current	10,050
Non-Current	51,750
Gross carrying amount | CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	119,165
Drawdowns	0
Repayments	(7,282)
Other Activity	345
Carrying Value as of June 30, 2023	112,228
Current	14,338
Non-Current	97,890
Gross carrying amount | BCFL Lease Financing (MRs)
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	53,202
Drawdowns	0
Repayments	(8,162)
Other Activity	0
Carrying Value as of June 30, 2023	45,040
Current	15,628
Non-Current	29,412
Gross carrying amount | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	77,769
Drawdowns	0
Repayments	(77,769)
Other Activity	0
Carrying Value as of June 30, 2023	0
Current	0
Non-Current	0
Gross carrying amount | 2020 CMBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	38,090
Drawdowns	0
Repayments	(1,622)
Other Activity	0
Carrying Value as of June 30, 2023	36,468
Current	3,242
Non-Current	33,226
Gross carrying amount | 2020 TSFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	40,607
Drawdowns	0
Repayments	(1,660)
Other Activity	0
Carrying Value as of June 30, 2023	38,947
Current	3,322
Non-Current	35,625
Gross carrying amount | 2020 SPDBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	80,616
Drawdowns	0
Repayments	(3,247)
Other Activity	0
Carrying Value as of June 30, 2023	77,369
Current	6,495
Non-Current	70,874
Gross carrying amount | 2021 AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	83,662
Drawdowns	0
Repayments	(3,626)
Other Activity	0
Carrying Value as of June 30, 2023	80,036
Current	7,252
Non-Current	72,784
Gross carrying amount | 2021 CMBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	68,045
Drawdowns	0
Repayments	(3,260)
Other Activity	0
Carrying Value as of June 30, 2023	64,785
Current	6,520
Non-Current	58,265
Gross carrying amount | 2021 TSFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	49,997
Drawdowns	0
Repayments	(2,190)
Other Activity	0
Carrying Value as of June 30, 2023	47,807
Current	4,380
Non-Current	43,427
Gross carrying amount | 2021 CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	48,631
Drawdowns	0
Repayments	(48,631)
Other Activity	0
Carrying Value as of June 30, 2023	0
Current	0
Non-Current	0
Gross carrying amount | 2021 $146.3 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	133,699
Drawdowns	0
Repayments	(6,589)
Other Activity	0
Carrying Value as of June 30, 2023	127,110
Current	13,179
Non-Current	113,931
Gross carrying amount | 2021 Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	63,933
Drawdowns	0
Repayments	(2,901)
Other Activity	0
Carrying Value as of June 30, 2023	61,032
Current	5,866
Non-Current	55,166
Gross carrying amount | 2022 AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	112,620
Drawdowns	0
Repayments	(4,584)
Other Activity	0
Carrying Value as of June 30, 2023	108,036
Current	9,168
Non-Current	98,868
Gross carrying amount | IFRS 16 - Leases - 3 MR
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	21,138
Drawdowns	0
Repayments	(4,234)
Other Activity	0
Carrying Value as of June 30, 2023	16,904
Current	8,906
Non-Current	7,998
Gross carrying amount | IFRS 16 - Leases - $670.0 Million
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	475,939
Drawdowns	0
Repayments	(247,132)
Other Activity	3,619
Carrying Value as of June 30, 2023	232,426
Current	153,443
Non-Current	78,983
Gross carrying amount | Unsecured Senior Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	70,451
Drawdowns	0
Repayments	0
Other Activity	22
Carrying Value as of June 30, 2023	70,473
Current	0
Non-Current	70,473
Deferred financing fees
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	12,758
Drawdowns	7,731
Repayments	0
Other Activity	(3,052)
Carrying Value as of June 30, 2023	17,437
Current	2,098
Non-Current	15,339
Deferred financing fees | Unsecured Senior Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	1,700
Carrying Value as of June 30, 2023	1,400
Prepaid interest expense
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	3,735
Drawdowns	0
Repayments	2,378
Other Activity	0
Carrying Value as of June 30, 2023	1,357
Current	1,357
Non-Current	0
Net carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2022	1,932,099
Drawdowns	383,751
Repayments	(511,576)
Other Activity	7,647
Carrying Value as of June 30, 2023	1,811,921
Current	376,797
Non-Current	$ 1,435,124